Biological Assets - Additional Information (Details) - kg	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Biological Assets [Abstract]
Estimated biological assets to be harvested	5,672	5,507
Harvested biological assets	22,784	27,972